Nature and extent of risk arising from financial instruments (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 69,208		$ 12,119
Derivative financial liabilities	12,688		0
Debentures	$ (8,683)		$ (11,963)
Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		$ 29,032		$ 107
Investment portfolio		9,954		6,171
Derivative financial liabilities		(10,008)
Debentures		$ (4,792)		$ (5,105)